FINANCIAL ASSETS AND LIABILITIES - Reconciliation of movements relating to financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The reconciliation of movements relating to financial instruments
Beginning balance, assets	$ 1,164
Impairment loss	(858)	$ (66)	$ (204)
Ending balance, assets	146	1,164
Beginning balance, liabilities	12,110
Ending balance, liabilities	7,920	12,110
Contingent consideration | Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Beginning balance, liabilities	49	47
Change in fair value recognized in the income statement	(9)	2
Ending balance, liabilities	40	49	47
Investments in debt instruments | Level 3 | Financial instruments at fair value
The reconciliation of movements relating to financial instruments
Beginning balance, assets	0	29
Impairment loss		(20)
Change in fair value recognized in the income statement	0	(9)
Ending balance, assets	$ 0	$ 0	$ 29